Submission	Jul. 17, 2026
Submission [Line Items]
Central Index Key	0002044490
Registrant Name	SEG Partners Long/Short Equity Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES